As filed with the Securities and Exchange Commission on August 4, 1999

                                                      1933 ACT FILE NO.
                                                      1940 ACT FILE NO. 811-8727

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ----------

                                    FORM N-2
                        (Check appropriate box or boxes)
                             REGISTRATION STATEMENT
                                      Under

                           THE SECURITIES ACT OF 1933                        [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR

                             REGISTRATION STATEMENT
                                      Under

                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]

                                AMENDMENT NO. 5                              [X]

                 North American Senior Floating Rate Fund, Inc.
                                   ----------
               (Exact name of registrant as specified in Charter)
                                 125 High Street
                           Boston, Massachusetts 02110
                                   ----------
                    (Address of Principal Executive Officers)

                         Registrant's telephone number,
                               including area code
                                 (617) 946-0600
                                   ----------
                             Bradford K. Gallagher,
                                    President
                 North American Senior Floating Rate Fund, Inc.
                                 125 High Street
                           Boston, Massachusetts 02110
                                   ----------
                     (Name and Address of agent for service)
                                   Copies to:
                            Ruth S. Epstein, Esquire
                               Covington & Burling
                         1201 Pennsylvania Avenue, N.W.
                                  P.O. Box 7566
                          Washington, D.C. 20044-7566.

Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]


It is proposed that this filing will become effective:
[ ] when declared effective pursuant to section 8 (c).
[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[X] 60 days after filing pursuant to paragraph (a).
[ ] on (date) pursuant to paragraph (a) of Rule 486.
[ ] This post-effective amendment designates a new effective date for a previously filed registration statement.
[ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.


================================================================================

This registration incorporates a combined prospectus pursuant to Rule 429, which relates to earlier registration statements filed by the Registrant on August 6, 1998 and March 29, 1999 (See File No. 333-49273) and April 13, 1999 (See File No. 333-76157). This prospectus will also be used in connection with sales of securities registered by the Registrant under those registration statements. This registration statement and the registration statements amended hereby will be collectively referred to as the "Registration Statement."

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933
--------------------------------------------------------------------------------



                                           Amount           Maximum            Maximum             Amount of
                                            Being       Offering Price        Aggregate          Registration
Title of Securities Being Registered     Registered        Per Share       Offering Price           Fee (1)
Class B Common Stock                              0              0                     0                  0
Class C Common Stock                     10,000,000         $10.01          $100,100,000         $27,827.80
                                         ----------         ------          ------------         ----------
Total                                    10,000,000         $10.01          $100,100,000         $27,827.80(2)
                                         ----------         ------          ------------         ----------



(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933, based on net asset value per share as of July 26, 1999.
(2) The amount of the registration fee does not include $16,418.60 and $7,234.57 which has been previously paid to the Commission for registration fees relating to 5,693,401.33 Class B shares and 2,602,362.5 Class C shares previously registered (see File No. 333-49273 and File No. 333-76157) and unsold as of July 26, 1999.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

The Registrant's Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission in the Registration Statement on Form N-2 on April 13, 1999 (File No. 333-76157), and the supplements to the Registrant's Prospectus dated April 22, 1999, April 30, 1999, May 28, 1999, June 30, 1999 and July 31, 1999 and filed with the Commission under Rule 497 are hereby incorporated by reference.

                                                                 August 13, 1999


                          SUPPLEMENT TO PROSPECTUS FOR
                    NORTH AMERICAN SENIOR FLOATING RATE FUND
                              Dated April 13, 1999

     This supplement contains important information about a change in the Fund's Class C shares, effective August 13, 1999.

     Class C shares purchased on or after August 13, 1999 will not convert into Class A shares. Class C shares purchased prior to August 13, 1999 will continue to convert into Class A shares after 10 years as described in the Prospectus.

     If you tender your Class C shares for repurchase or exchange in one of the Fund's monthly repurchase offers, Class C shares will be repurchased in order of the date purchased, with the shares purchased earliest being repurchased first, unless you specifically request that specific shares be repurchased.


     If you participate in the Fund's Dividend Reinvestment Plan and you own Class C shares purchased before August 13, 1999 (converting Class C shares), shares purchased through the reinvestment of dividends and distributions paid on those converting Class C shares will be considered to be held in a separate sub-account. Each time converting Class C shares in your Fund account (other than shares in the sub-account) convert to Class A shares, a pro rata portion of the Class C shares in the sub-account will also convert to Class A shares. Class C shares purchased through the reinvestment of dividends and distributions paid on Class C shares purchased on or after August 13, 1999 will not convert to Class A shares.


     The above information should be read in connection with the description of Class C shares in the following places in the Prospectus: the second to last paragraph under the heading "Fund Expenses" on page 3; under the sub-headings "Class C shares" and "Automatic Conversion" on page 6; under the sub-headings "Class C shares," "Conversion Feature," and "Factors for Consideration" on pages 21-22; any other discussion of the conversion of Class C shares to Class A shares in this Prospectus.


     The following table replaces the table appearing on page one of the
Prospectus:
================================================================================

                          PRICE TO                            PROCEEDS TO
                          PUBLIC(1)       SALES LOAD(2)         FUND(3)
-------------------------------------------------------------------------
Per Class B Share       $      10.01          None           $      10.01
-------------------------------------------------------------------------
Per Class C Share       $      10.01          None           $      10.01
Total                   $183,040,596          None           $183,040,596
=========================================================================



(1) The shares are offered on a best efforts basis at a price equal to net asset value, which as of July 26, 1999 was $10.01 per share.

(2) Class B and Class C shares are subject to an Early Withdrawal Charge and asset-based Distribution and Service Fees.
(3) Assuming the sale of shares currently registered but unsold as of July 26, 1999, at a price of $10.01 per share, and exclusion of approximately $272,500 organizational and initial offering expenses payable by the Fund. These expenses will be amortized over the one year period beginning August 31, 1998, the date the Fund commenced investment operations, and charged against the Fund's income. Expenses of registering additional shares of the Fund, in the amount of approximately $120,000, are charged against the Fund's income on an ongoing basis, subject to expense reimbursements.


     The following paragraph is added after the last paragraph appearing under the heading "Distribution Expenses" on page 25 of the Prospectus:


     The compensation paid to securities dealers and the principal underwriter paid at the time of the purchase, the trail commissions described in the Prospectus, and the early withdrawal charge paid to securities dealers and the principal underwriter, if any, in connection with this offering will not exceed 9% of the aggregate offering price, unless the National Association of Securities Dealers permits.

     The following paragraph is added after the first paragraph appearing under the heading "Description of Shares" on page 29 of the Prospectus:

     Class C shares purchased on or after August 13, 1999 are a new series of Class C shares designated as "New Class C Common Stock." Shares of New Class C Common Stock do not convert automatically to Class A shares. In all other respects they are identical to all other Class C shares as described in the Prospectus.

     The following table, which sets forth information as of July 26, 1999, replaces the table appearing on page 30 of the Prospectus:

================================================================================

       (1)                  (2)                     (3)                  (4)
                                                                        Amount
                                                                     Outstanding
                                               Amount Held by        Exclusive of
                                           Registrant or for its     Amount Shown
 Title of Class      Amount Authorized            Account             Under (3)
---------------------------------------------------------------------------------
Class A            400,000,000 shares              None                 None
---------------------------------------------------------------------------------
Class B            300,000,000 shares              None               2,316,598
---------------------------------------------------------------------------------
Class C            300,000,000 shares              None               9,397,637
=================================================================================

                                                                 August 13, 1999


              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR
                    NORTH AMERICAN SENIOR FLOATING RATE FUND
                              Dated April 13, 1999

     The information below should be read in connection with the description of Class C shares on page 18 and any other discussion of the conversion of Class C shares to Class A shares in this Statement of Additional Information.


     Class C shares purchased on or after August 13, 1999 will not convert into Class A shares. Class C shares purchased prior to August 13, 1999 will continue to convert into Class A shares after 10 years as described in the Prospectus.

     If you tender your Class C shares for repurchase or exchange in one of the Fund's monthly repurchase offers, Class C shares will be repurchased in order of the date purchased, with the shares purchased earliest being repurchased first, unless you specifically request that specific shares be repurchased.

     If you participate in the Fund's Dividend Reinvestment Plan and you own Class C shares purchased before August 13, 1999 (converting Class C shares), shares purchased through the reinvestment of dividends and distributions paid on converting Class C shares will be considered to be held in a separate sub-account. Each time converting Class C shares in your Fund account (other than shares in the sub-account) convert to Class A shares, a pro rata portion of the Class C shares in the sub-account will also convert to Class A shares. Class C shares purchased through the reinvestment of dividends and distributions paid on Class C shares purchased on or after August 13, 1999 will not convert to Class A shares.

--------------------------------------------------------------------------------
                                     PART C
--------------------------------------------------------------------------------

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (1) FINANCIAL STATEMENTS:


         INCORPORATED BY
         REFERENCE IN PART A: Financial Highlights

         INCORPORATED BY
         REFERENCE IN PART B: (i)   Portfolio of Investments, December 31, 1998

                              (ii)  Statement of Assets and Liabilities,
                                    December 31, 1998
                              (iii) Statement of Operation - for the period
                                    August 31, 1998 through December 31, 1998
                              (iv) Statement of Changes in Net Assets - for the period August 31, 1998 through December 31, 1998
                              (v) Statement of Cash Flows - for the period August 31, 1998 through December 31, 1998
                              (vi)  Notes to Financial Statements

(2) EXHIBITS:


(a)(1)      Articles of Incorporation*
(a)(2)      Articles Supplementary****
(b)         By-Laws***
(c)         Not applicable
(d)         Not applicable
(e)         Form of Dividend Reinvestment Plan***
(f)         Not applicable
(g)(1)      Form of Advisory Agreement***
(g)(2)      Form of Sub-Advisory Agreement***
(h)(1)      Form of Distribution Agreement***
(h)(2)      Form of Dealer Agreement***
(i)         Not applicable
(j)         Form of Custodian Agreement***
(k)         Form of Administration Agreement***
(l)         Opinion and Consent of Counsel****
(m)         Not applicable

(n)         Consent of Independent Auditors****
(o)         Not applicable
(p)         Investment Letter*
(q)         Form of Model Retirement Plan*
(r)         Not Applicable
(s)(1)      Distribution Plan--Class A Shares***
(s)(2)      Distribution Plan--Class B Shares***
(s)(3)      Distribution Plan--Class C Shares***
(s)(4)      Amended and Restated Multi-class Plan****
(z)(1)      Power of Attorney of Bradford K.
            Gallagher**
(z)(2)      Power of Attorney of William F. Devin**
(z)(3)      Power of Attorney of William F.
            Achtmeyer**
(z)(4)      Power of Attorney of Kenneth J. Lavery**
(z)(5)      Power of Attorney of Arthur S. Loring***


   *Filed as an exhibit to Amendment No. 2 to Registration Statement on Form N-2 of Registrant, filed August 6, 1998 (File No. 333-49273), incorporated by reference herein.
  **Filed as an exhibit to Registration Statement on Form N-2 of Registrant, filed April 3, 1998 (File No. 333-49273), incorporated by reference herein.
 ***Filed as an exhibit to Amendment No. 1 to Registration Statement on Form
    N-2 of Registrant, filed July 20, 1998 (File No. 333-49273), incorporated by reference herein.
****Filed herewith.

ITEM 25. MARKETING ARRANGEMENTS

     Not Applicable.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses incurred in connection with the issuance and distribution of additional shares:


Registration fees ............................................    $28,000
National Association of Securities Dealers, Inc. fees ........     10,000*
Printing and engraving expenses ..............................     17,000
Fees and expenses of qualification under state securities
  laws (excluding fees of counsel) ...........................
Accounting fees and expenses .................................      2,500*
Legal fees and expenses ......................................     10,000


     *The Registrant's investment adviser, CypressTree Asset Management Corporation, Inc. will pay these expenses in lieu of the Registrant.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 28. NUMBER OF HOLDERS OF SECURITIES


TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
Class A Common Stock                        0
Class B Common Stock                      518
Class C Common Stock                     1869


ITEM 29. INDEMNIFICATION

     The Registrant's Articles of Incorporation and By-Laws contain provisions limiting the liability, and providing for indemnification, of the Directors and officers under certain circumstances. Article IX of the Fund's Articles of Incorporation, filed as Exhibit a to this Registration Statement, and Article VIII of the Fund's By-Laws, filed as Exhibit b to this Registration Statement, provide that the Fund shall indemnify its present and past Directors and officers, and may indemnify its employees and agents to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act). Section 2-418(b) of the Maryland General Corporation Law ("Maryland Code") permits the Fund to indemnify its Directors unless it is established that the act or omission of the Director was material to the matter giving rise to the preceding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; (b) the Director actually received an improper personal benefit in money, property or services or; or (c) in the case of any criminal proceeding, the Director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred by the Director in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(1) and Section 2-418(j)(2) of the Maryland Code, the Fund is permitted to indemnify its officers, employees and agents to the same extent as its Directors. The provisions set forth above apply insofar as consistent with
Section 17(h) of the 1940 Act, which prohibits indemnification of any Director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Refer to the information set forth under the captions "Management of the Fund" in the Prospectus and "Advisory, Administrative and Distribution Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which summary is incorporated herein by reference. For information as to the business, profession, vocation or employment of a substantial nature of each director or officer of the adviser or subadviser, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the possession and custody of the Registrant's custodian, and transfer agent, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of CAM or CypressTree, 125 High Street, Boston, Massachusetts. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Cypress Holding Company and CypressTree.

ITEM 32. MANAGEMENT SERVICES

     None.

ITEM 33. UNDERTAKINGS

     The undersigned registrant hereby undertakes:

     (1)(a) To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:


            (1) To include any prospectus required by section 10(a)(3) of the
                Securities Act of 1933;

            (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

            (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

        (b) that, for the purpose of determining any liability under the 1993 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

        (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.


     (2) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 3rd day of August, 1999.


                                 North American Senior Floating Rate
                                 Fund, Inc.

                                 By:

                                 /s/ Bradford K. Gallagher*
                                 Bradford K. Gallagher
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                      TITLE                   DATE
         ---------                      -----                   ----
/s/ Bradford K. Gallagher*    Director;
--------------------------
Bradford K. Gallagher         Chief Executive Officer     August 3, 1999

/s/ William F. Devin*
--------------------------
William F. Devin              Director                    August 3, 1999

/s/ William F. Achtmeyer*
--------------------------
William F. Achtmeyer          Director                    August 3, 1999

/s/ Kenneth J. Lavery*
--------------------------
Kenneth J. Lavery             Director                    August 3, 1999

/s/ Arthur S. Loring*
--------------------------
Arthur S. Loring              Director                    August 3, 1999

/s/ Paul F. Foley*            Principal Financial and
--------------------------
Paul F. Foley                 Accounting Officer          August 3, 1999


*BY /s/ John I. Fitzgerald, Attorney-in-Fact (pursuant to Power of Attorney filed as an exhibit to Amendment No. 1 to Registration Statement on Form N-2 of Registration, filed July 20, 1998), File No. 333-49273.

                 NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX



Exhibit No.       Description
-----------       -----------
EX-99.2(a)(2)     Articles Supplementary
EX-99.2(l)        Opinion and Consent of Counsel
EX-99.2(m)        Consent of Independent Auditors
EX-99.2(s)(4)     Amended and Restated Multiclass Plan